Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued liabilities
Schedule of analysis of accrued liabilities short - term

	2020		2019
Fuel and traffic accrued expenses	Ps.	1,285,931	Ps.	1,507,659
Salaries and benefits		337,467		296,829
Sales, marketing and distribution accrued expenses		179,342		230,935
Maintenance deposits		174,549		132,085
Accrued administrative expenses		122,729		81,124
Maintenance and aircraft parts accrued expenses		98,942		120,254
Others		86,374		48,526
Information and communication accrued expenses		35,359		67,808
Deferred revenue from V Club membership		20,830		35,465
Supplier services agreement		10,634		10,634
Benefits from suppliers		3,888		—
Advances from travel agencies		242		542
	Ps.	2,356,287	Ps.	2,531,861

Schedule of accrued liabilities long term

	2020		2019
Supplier services agreement	Ps.	45,270	Ps.	55,905
Benefits from suppliers		16,847		19,439
Other		4,581		15,452
	Ps.	66,698	Ps.	90,796

Schedule of other liabilities

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2020		the year		Payments		2020
Aircraft and engine lease return obligation	Ps.	1,852,688	Ps.	2,126,401	Ps.	(1,474,605)	Ps.	2,504,484
Guarantee deposit		—		250,000		—		250,000
Employee profit sharing (Note 16)		24,097		20,810		(30,490)		14,417
	Ps.	1,876,785	Ps.	2,397,211	Ps.	(1,505,095)	Ps.	2,768,901

Current maturities							Ps.	101,218
Non-current							Ps.	2,667,683

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2019		the year		Payments		2019
Aircraft and engine lease return obligation	Ps.	1,831,045	Ps.	725,506	Ps.	(703,863)	Ps.	1,852,688
Employee profit sharing (Note 16)		14,984		22,134		(13,021)		24,097
	Ps.	1,846,029	Ps.	747,640	Ps.	(716,884)	Ps.	1,876,785

Current maturities							Ps.	407,190
Non-current							Ps.	1,469,595